Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
14.	SHARE BASED COMPENSATION

(a) Options issued in 2020

The Group granted 11,719 shares of options to three non-employees to purchase ordinary shares with the exercise price of $240.0 per share on March 19, 2020. The expiration date of these options is March 19, 2023.

The Group granted 521 shares of warrants to an advisory company to purchase ordinary shares with the exercise price of $230.4 per share on May 18, 2020. The expiration date of these warrants is May 18, 2027. The recipients received such warrants for bringing to the Company a merger possibility and have the ability to exercise the warrants into ordinary shares of the Company at the time of their own choosing by the expiration date or by the closing of a merger brought forth by them, whichever occurs earlier.

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2023	12,240	230.40	4.38	-
Granted	-	-	-	-
Forfeited	(11,719)	-	-	-
Outstanding, December 31, 2023	521	230.40	3.38	-

Outstanding, January 1, 2024	521	230.40	3.38	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2024	521	230.40	2.38	-

Outstanding, January 1, 2025	521	230.40	2.38	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2025	521	230.40	1.38	-

As of December 31, 2024 and 2025, the Group had options outstanding to purchase an aggregate of 521 shares and 521 shares, respectively with exercise prices above the fair value of the Group’s shares, resulting in aggregate intrinsic value of nil.

No compensation expenses relating to share options granted to employees recognized for the years ended December 31, 2023, 2024 and 2025.

(b) Ordinary shares issued in 2023

During fiscal 2023, the Group issued 12,912,096 ordinary shares to certain employees and non-employees. $6,467 recorded as general and administrative expenses, $28 recorded as selling and marketing expenses and $1,274 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2023.

(c) Shares issued in 2024

On June 1, 2024, the Group granted 1,000,000 restricted shares to three senior managements as compensation cost for awards. The fair value of these restricted shares was $160 based on the closing share price $0.16 at June 1, 2024. These restricted shares will vest over two years with one-half of the shares vesting every year from the grant date.

The share-based compensation expense recorded for restricted shares issued for management were $47 and $80 for the years ended December 31, 2024 and 2025, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management as of December 31, 2025 was approximately $33, which is expected to be recognized over a weighted average period of 0.42 years.

The following table summarizes the restricted shares activity for the year ended December 31, 2024 and 2025:

	Number of shares	Weighted average grant date fair value (US$)
Outstanding January 1, 2024	-	-
Granted	1,000,000	0.16
Vested	(291,667)	0.16
Unvested at December 31, 2024	708,333	0.16
Granted	-	-
Vested	(500,000)	0.16
Unvested at December 31, 2025	208,333	0.16

During fiscal 2024, the Group issued 50,000 ordinary shares to a non-employee and $4 recorded as general and administrative expenses. The ordinary shares issued were fully vested as of December 31, 2024. During fiscal 2025, no ordinary shares issued to non-employee.

(d) Shares issued in 2025

During fiscal 2025, the Group issued 16,500,002 ordinary shares to the management. $2,356 recorded as general and administrative expenses. These ordinary shares issued were fully vested as of December 31, 2025.